Loans from Related Party (Tables)	12 Months Ended
Dec. 31, 2023
Loans from Related Party [Abstract]
Schedule of Change During the Year
	Year ended December 31
	2023	2022	2021
	in USD thousands
Beginning of year	941	1,102	1,062
Payment	-	(200)	-
Interest expenses	33	39	40
End of year	974	941	1,102